SEGMENTED INFORMATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2025
Gold [Member]
Disclosure of operating segments [Line Items]
Percentage of revenue	99.00%
Silver [Member]
Disclosure of operating segments [Line Items]
Percentage of revenue	1.00%